Financial Instruments - Summary of significant unobservable inputs used in fair value measurement of liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value at the beginning of the year	$ 48,130
Change in fair value - discounting	197,036
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value at the beginning of the year	0
Contingent purchase consideration	25,491
Payments	0
Change in fair value of contingent consideration	284
Change in fair value - discounting	$ 25,775